Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed years. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table (the “SCT”) in previous years to reflect the estimated value of equity awards as of the end of the fiscal year or, if earlier, the vesting date. Note that compensation for our NEOs other than our Chief Executive Officer (“CEO”) is reported as an average.

Year	Summary Compensation Table (SCT) Total for CEO ($) (1)	Compensation Actually Paid to CEO (2) ($)	Average SCT Total for Non-CEO NEOs (1) ($)	Average Compensation Actually Paid to Non-CEO NEOs (2) ($)	Value of $100 Initial Fixed Investment Based on Total Shareholder Return (“TSR”) ($)	Net Income ($)
2025	931,888	1,185,288	510,352	603,812	191	21,128
2024	831,346	911,351	440,658	467,166	136	20,034
2023	1,036,734	1,118,028	557,714	605,711	116	21,554

1.

The CEO for 2025, 2024, and 2023 was Jeremiah Z. Smith. Other named executive officers for 2025 and 2024 include Brett Hamilton, Executive Vice President/Chief Credit Officer and Kevin Spink, Executive Vice President/Chief Financial Officer. Other named executive officers for 2023 include T. Joe Danelson, Executive Vice President/Chief Credit Officer and Kevin Spink, Executive Vice President/Chief Financial Officer.

2.

SEC rules require certain adjustments be made to the SCT totals to determine “compensation actually paid” as reported in the Pay versus Performance table. The following table details these adjustments more specifically:

PEO Total Compensation Amount	$ 931,888	$ 831,346	$ 1,036,734
PEO Actually Paid Compensation Amount	$ 1,185,288	911,351	1,118,028
Adjustment To PEO Compensation, Footnote
Year	Executive	SCT Total ($)	Subtract Amount Reported in “Stock Awards” Column of SCT ($)	Add Value of Outstanding and Unvested Equity Awards that were Granted in Current Year ($)	Add (Subtract) Change In Value of Equity Awards Outstanding and Unvested at the end of the Current Year that were Granted in a Prior year ($)	Add (Subtract) Change in Value of Equity Awards Vested in the Current Year that were Granted in a Prior Year ($)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($)	Compensation Actually Paid ($)
2025	CEO	931,888	(139,300)	196,392	194,617	1,691	-	1,185,288
	Non-CEO NEOs	510,352	(59,700)	84,168	68,402	590	-	603,812
2024	CEO	831,346	(159,993)	192,897	48,759	(1,658)	-	911,351
	Non-CEO NEOs	440,658	(63,417)	74,670	15,671	(416)	-	467,166
2023	CEO	1,036,734	(135,928)	142,310	64,049	10,863	-	1,118,028
	Non-CEO NEOs	557,714	(80,374)	84,147	36,898	7,326	-	605,711

Non-PEO NEO Average Total Compensation Amount	$ 510,352	440,658	557,714
Non-PEO NEO Average Compensation Actually Paid Amount	$ 603,812	467,166	605,711
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 191	136	116
Net Income (Loss)	21,128	20,034	21,554
PEO Name				Jeremiah Z. Smith.
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(139,300)	(159,993)	(135,928)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	196,392	192,897	142,310
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	194,617	48,759	64,049
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,691	(1,658)	10,863
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(59,700)	(63,417)	(80,374)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,168	74,670	84,147
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,402	15,671	36,898
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	590	(416)	7,326
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0